Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Principal Accounting Policies [Abstract]
Estimated useful lives of property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated useful lives
Computer, equipment and furniture	5 years
Motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets